COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Nov. 25, 2012
Schedule of Future Minimum Rental Payments for Operating Leases

At November 25, 2012, obligations for future minimum payments under operating leases were as follows:

(Dollars in thousands)
2013	$146,079
2014	114,568
2015	96,278
2016	81,402
2017	70,131
Thereafter	200,454

Total future minimum lease payments	$708,912